RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 26, 2020
Related Party [Abstract]
Disclosure of transactions between related parties	The following table summarises the transactions with TCCC that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	26 June 2020	28 June 2019
	€ million	€ million
Amounts affecting revenue[1]	22	31
Amounts affecting cost of sales[2]	(1,240)	(1,610)
Amounts affecting operating expenses[3]	(2)	(10)
Total net amount affecting the Consolidated Income Statement	(1,220)	(1,589)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to certain costs associated with new product development initiatives.

The following table summarises the transactions with TCCC that impacted the Consolidated Statement of Financial Position as at the dates presented:

	26 June 2020	31 December 2019
	€ million	€ million
Amount due from TCCC	91	103
Amount payable to TCCC	219	233
The following table summarises the transactions with Cobega that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	26 June 2020	28 June 2019
	€ million	€ million
Amounts affecting revenues[1]	—	1
Amounts affecting cost of sales[2]	(21)	(37)
Amounts affecting operating expenses[3]	(4)	(8)
Total net amount affecting the Consolidated Income Statement	(25)	(44)
[1] Amounts principally relate to packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, mineral water and packaging materials.
[3] Amounts principally relate to certain costs associated with maintenance and repair services and rent.
The following table summarises the transactions with Cobega that impacted the Consolidated Statement of Financial Position as at the dates presented:

	26 June 2020	31 December 2019
	€ million	€ million
Amount due from Cobega	4	3
Amount payable to Cobega	13	16